Loan Receivable (Details)	Dec. 31, 2022 USD ($)	Nov. 10, 2022 USD ($)	Mar. 14, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Loan Receivable
Loan receivable	$ 483,588
Principal amount of loan receivable			$ 6,559,294
Bridge Loan Arrangement
Loan Receivable
Loan receivable				$ 0	£ 400,000
Cellen Life Sciences Limited
Loan Receivable
Loan receivable	$ 483,588
Cellen Life Sciences Limited | Loan Restructuring Agreement
Loan Receivable
Loan receivable		$ 500,000
Interest rate on loan receivable per annum		5.00%
Principal amount of loan receivable		$ 500,000